Financial debt	12 Months Ended
Dec. 31, 2018
Disclosure of financial debt [Abstract]
Disclosure of borrowings [text block]
(18)	Financial debt

a)	Short-term financial debt is as follows:

	December 31,
	2018	2017	2016
Loan in the amount of 70,000 thousand dollars, maturing in June 2017, at LIBOR (3) rate plus 0.44 percentage points.	$-	1,376,200	-
Loan in the amount of 70,000 thousand dollars, maturing in July 2017, at LIBOR (3) rate plus 0.425 percentage points.	-	1,376,200	-
Denominated in pesos, maturing in January 2018, at TIIE (1) FIRA (2) rate plus 0.60 percentage points	-	100,000	-
Loan in the amount of 70,000 thousand dollars, maturing in June 2017, at LIBOR (3) rate plus 0.50 percentage points.	-	-	1,444,800
Denominated in pesos, maturing in January 2019, at TIIE (1) FIRA (2) rate plus 1.25 percentage points.	100,306	-	-
Loan in the amount of 140,000 thousand dollars, maturing in February 2019, at fixed rate 2.29 percentage points.	2,757,460	-	-
Denominated in pesos, maturing in February 2019, at TIIE (1) rate plus 1.25 percentage points.	300,028	-	-
Denominated in pesos, maturing in March 2019, at TIIE (1) rate plus 1.25 percentage points.	250,023	-	-
Denominated in pesos, maturing in May 2019, at TIIE (1) rate plus 0.40 percentage points.	20,003	-	-
Total short-term debt	$3,427,820	2,852,400	1,444,800

The annual weighted average interest rate of short-term loans denominated in pesos for 2018 and 2017 was 9.14% and 8.06%, respectively, and during 2016, no short-term debt denominated in pesos was contracted. The average interest rate for loans outstanding as of December 31, 2018 and 2017 was 9.15% and 8.06%, respectively.

The annual weighted average interest rate of short-term loans denominated in dollars for the years 2018, 2017 and 2016 was 2.26%, 1.22% and 1.04%, respectively. The average interest rate for loans outstanding as of December 31, 2018, 2017 and 2016 was 2.29%, 1.57% and 1.05%, respectively.

(1)	TIIE (for its acronym in Spanish) = Interbank Equilibrium Rate
(2)	FIRA (for its acronym in Spanish) = Agriculture Trust Funds
(3)	LIBOR= London Interbank Offered Rate

b)	Long-term debt consists of the following:

	December 31,
	2018	2017	2016
Denominated in pesos, maturing in September 2017, at TIIE (1) rates plus 0.63 percentage points.	$-	-	98,000
Denominated in pesos, maturing in 2017 and 2018, at TIIE (1) FIRA (2) rates less 0.25 percentage points.	-	553,651	603,739
Denominated in pesos, maturing in 2018, at TIIE (1) FIRA (2) rates less 0.60 percentage points.	-	289,000	293,400
Denominated in pesos, maturing in 2019, at TIIE (1) FIRA (2) rates plus 0.25 percentage points.	53,980	53,973	53,978
Denominated in pesos, maturing in 2019, at TIIE (1) FIRA (2) rates plus 0.50 percentage points.	-	-	54,000
Denominated in pesos, maturing in 2023, at TIIE (1) FIRA (2) plus 0 percentage points.	55,007	-	-
Debt securities (subsection (d))	-	-	1,500,000
Debt securities (subsection (d))	1,500,793	1,500,000	-
Total	1,609,780	2,396,624	2,603,137
Less current maturities	(64,973)	(842,651)	(1,652,725)
Long-term debt, excluding current maturities	$1,544,807	1,553,973	950,412

The annual weighted average interest rate on long-term debt for 2018, 2017 and 2016 was 8.42%, 7.72% and 4.04%, respectively. The average rate for outstanding loans as of December 31, 2018, 2017 and 2016 was 8.46%, 7.48% and 5.63%, respectively.

(1) TIIE (for its acronym in Spanish) = Interbank Equilibrium Rate
(2) FIRA (for its acronym in Spanish) = Trust Established in Relation to Agriculture

During 2018 and 2017 the Company did not make early payments on its long-term debt, during 2017 the Company made early payments on its long-term debt of $53,900, the Company did not make early payments on its long-term debt.

As of December 31, 2018, 2017 and 2016, unused lines of credit amounted to $5,723,011, $7,031,813 and $5,551,263, respectively. In all such years, the Company did not pay any fee for undrawn balances.

c)	Maturities of long-term debt, excluding current maturities, as of December 31, 2017, are as follows:

Year	Amount
2019	$1,807
2020	12,000
2021	12,000
2022	1,512,000
2023	7,000
1,544,807

Interest expense on total loans during the years ended December 31, 2018, 2017 and 2016, amounted to $185,913, $188,597 and $129,769, respectively.

Certain bank loans establish certain affirmative and negative covenants, as well as the requirement to maintain certain financial ratios, which have been met as of December 31, 2018, among which are:

a)	Provide financial information at the request of the bank.

b)	Not to contract liabilities with financial cost or grant loans that may affect payment obligations.

c)	Notify the bank regarding the existence of legal issues that could substantially affect the financial situation of the Company.

d)	Not to perform substantial changes to the nature of the business, or the administrative structure.

e)
Not to merge, consolidate, separate, settle or dissolve except for those mergers in which the Company or surety are the merging company and do not constitute a change in control of the entities of the group to which the Company or the surety belong at the date of the agreement.

d)	Issuance of debt securities

On August 28, 2012, the Company was authorized to issue debt securities in the total amount of the program of $5,000,000 or the equivalent in UDIS (1), on a revolving basis, for a term of five years from the date of the authorization letter from the Mexican Banking and Securities Commission. The initial issuance dated August 31, 2012 was for $1,500,000 pesos with ticker symbol: "BACHOCO 12" for a term of 1,820 days, equivalent to 65 periods of 28 days, approximately five years, with 15,000,000 debt securities and a par value of $100 pesos per certificate.

On August 25, 2017, the debt securities issued with ticker "BACHOCO 12" expired, and were paid according to the contractual terms of the issuance.

On August 25, 2017, a second issuance of debt securities was carried out for a total amount of $1,500,000 with ticker symbol: “BACHOCO 17” for a term of 1,820 days, equivalent to 65 periods of 28 days, approximately five years, with 15,000,000 debt securities and a par value of $100 pesos per certificate.

From the date of issuance, and while the debt securities have not been paid, they will accrue annual gross interest on their face amount, at an annual interest rate, which is calculated by adding 0.31 percentage points at the 28-day TIIE, and in the event the 28-day TIIE is not published, at the nearest term published by the Bank of Mexico. The debt issue that expired in 2017 accrued a gross interest on its nominal value, at an annual interest rate, which was calculated by adding 0.60 percentage points to the 28-day TIIE.

The amortization of the debt securities is carried out at the expiration of the contractual term of each issuance. Direct costs arising from debt issuance or contract are deferred and amortized as part of financial expense using the effective interest rate through the expiration of each transaction. Such costs include commissions and professional fees.

(1)	UDIS = Investment units

Derived from the issuance of the Debt securities, the Company is subject to certain requirements, affirmative and negative covenants, with which they comply as of December 31, 2017.

e)	Reconciliation of liabilities arising from financing activities

	December 31,
	2018	2017
Balance as of January 1	$5,249,024	4,047,937
Changes that represent cash flows
Proceeds from borrowings	3,370,400	5,378,915
Principal payment on loans	(3,588,067)	(4,246,100)
Changes that do not represent cash flows
Others	6,243	68,272
Balance as of December 31	$5,037,600	5,249,024